BUSINESS SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Number of global franchise divisions | item	3
Number of global franchise presidents | item	3
Number of regional presidents | item	2
Number of reportable segments | segment	3
Revenue	$ 5,138	$ 4,904	$ 4,765
Unsatisfied performance obligation	0
Accrual for rebates	82	65
Revenue recognised, rebates	397
United Kingdom
Disclosure of operating segments [line items]
Revenue	211	211	222
United States of America
Disclosure of operating segments [line items]
Revenue	2,551	2,354	2,306
China
Disclosure of operating segments [line items]
Revenue	336	270	228
Orthopaedics
Disclosure of operating segments [line items]
Revenue	2,222	2,168	2,107
Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	1,536	1,461	1,402
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,380	1,275	1,256
Sports Medicine Joint Repair | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	794	717	650
Reclassified revenue		17	16
Reclassified revenue from second product franchise		3	7
Arthroscopic Enabling Technologies | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	591	600	615
ENT (Ear, Nose and Throat) | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	151	144	137
Knee Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	1,042	1,017	984
Hip Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	613	613	599
Other Reconstruction | Orthopaedics
Disclosure of operating segments [line items]
Revenue	79	62	45
Trauma | Orthopaedics
Disclosure of operating segments [line items]
Revenue	488	476	479
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,380	1,275	1,256
Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	1,195	1,103	1,097
Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	185	172	159
Advanced Wound Care | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	714	740	720
Advanced Wound Bioactives | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	424	320	342
Advanced Wound Devices | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	242	215	194
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	5,138	4,904	4,765
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	4,181	4,047	3,964
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	957	857	801
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member]
Disclosure of operating segments [line items]
Revenue	3,758	3,629	3,509
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member] | Established Markets
Disclosure of operating segments [line items]
Revenue	2,986	2,944	2,867
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member] | Emerging Markets
Disclosure of operating segments [line items]
Revenue	$ 772	$ 685	$ 642